Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 12,787,262	$ 11,800,228
Cost of revenue	2,358,114	3,497,364
Gross profit	10,429,148	8,302,864
Operating expenses
General and administrative expenses	7,814,809	5,318,338
Allowance for credit losses	4,019,840	5,561,517
Professional fees	2,517,381	1,728,146
Total operating expense	14,352,030	12,608,001
Loss from operations	(3,922,882)	(4,305,137)
Interest expense	(4,643,396)	(3,350,913)
Loss on write down of investment	(1,917)	(17,157)
Gain on sale of fixed asset	4,230
Foreign exchange loss	(38,760)
Total other income (expenses)	(4,679,843)	(3,368,070)
Net loss before income taxes	(8,602,725)	(7,673,207)
Income tax expenses	(56,055)
Net loss	(8,658,780)	(7,673,207)
Preferred shares interest expense	(462,596)	(147,955)
Net loss to common shareholders	$ (9,121,376)	$ (7,821,162)
Net loss per common share – basic and diluted	$ (0.10)	$ (0.11)
Weighted average common shares outstanding – basic and diluted	92,638,720	68,039,666
Comprehensive loss:
Net loss	$ (9,121,376)	$ (7,821,162)
Unrealized gain on foreign currency translation	2,671
Total comprehensive loss	$ (9,118,705)	$ (7,821,162)